Restatement of Statement of Cash Flows (Tables)	6 Months Ended
Jun. 30, 2023
Restatement of Statement of Cash Flows [Abstract]
Schedule of Restatement on the Financial Statements

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As Previously reported	Adjustments, net	Restated Amounts
Condensed Statements of Cash Flows for six-month period ended June 30, 2023

Cash flows from operating activities
Net loss	(5,279,268)		(5,279,268)
Adjustments to reconcile net loss to net cash used by operating activities:
Deferred offering cost write-off		848,531	848,531
Total adjustments	2,610,427	848,531	3,458,958
Net cash used in operating activities	(2,668,841)	848,531	(1,820,310)

Cash flows from financing activities
Deferred offering cost write-off	848,531	(848,531)
Net cash provided by financing activities	3,018,531	(848,531)	2,170,000